Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	103.96
Total Transaction Valuation	1,194,914.17
Total Offset Amount	0
Net Fee	$ 103.96
Offset Table N/A	N/A